Premises and Equipment - Narrative (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Purchase Obligation		$ 450
Depreciation and amortization of premises and equipment	$ 1,992	$ 1,852	$ 1,947